Convertible and Redeemable Series A-2 Preferred Stock	9 Months Ended
Sep. 30, 2020
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Convertible and Redeemable Series A-2 Preferred Stock

16. CONVERTIBLE AND REDEEMABLE SERIES A-2 PREFERRED STOCK

On April 13, 2020, the Company entered into an agreement to issue 17,500 shares of the Convertible and Redeemable Series A-2 Preferred Stock with a par value of $0.0001 per share and a detachable warrant to purchase shares of the Company’s common stock with a 10-year life, in exchange for gross proceeds of $175.0 million, net of $1.3 million debt issuance costs. Before the Company’s IPO, each share of Convertible and Redeemable Series A-2 Preferred Stock accrued dividends at the rate of 15.0% per annum, with respect to dividends that were paid in cash, and 14.2% per annum, with respect to dividends that were accrued. The Company paid dividends on shares of the Convertible and Redeemable Series A-2 Preferred Stock of $2.9 million during the three and nine months ended September 30, 2020.

At issuance, the Company determined that Convertible and Redeemable Series A-2 Preferred Stock and the detachable warrant (Note 11), were required to be accounted for separately.

Upon the Company’s IPO, following which the Redeemable Series A-1 Preferred Stock was fully redeemed, the Convertible and Redeemable Series A-2 Preferred Stock terms automatically updated to the following: (i) no mandatory redemption, (ii) no stated value cash repayment obligation other than in the event of certain defined liquidation events, (iii) only redeemable at the Company’s option, (iv) the instrument became convertible into common stock beginning on the four year anniversary of issuance at a 15.0% discount to the common stock market price (with a limit of $60.0 million in stated value of Convertible and Redeemable Series A-2 Preferred Stock eligible to be converted in any 60-day period prior to the seventh anniversary of issuance and the amount of stated value of the Convertible and Redeemable Series A-2 Preferred Stock eligible for conversion limited to $60.0 million during year 5 and $120.0 million (which includes the aggregate amount of the stated value of the Convertible and Redeemable Series A-2 Preferred Stock and any accrued but unpaid dividends added to such stated value of any shares of Convertible and Redeemable Series A-2 Preferred Stock converted in year 5) during year 6), (v) the dividend rate stepped down to 9.0% per year with required quarterly cash payments, (vi) in an event of noncompliance, the dividend rate shall increase to 12.0% per annum for the first 90-day period from and including the date the noncompliance event occurred, and thereafter shall increase to 14.0% per annum, (vii) the debt incurrence test ratio increased to 4.5 times, (viii) the total leverage cap covenant was removed, and (ix) minimum repayment amount dropped down from $50.0 million to $25.0 million.

The Company may, at its option on any one or more dates, redeem all or a minimum portion (the lesser of (i) $25.0 million in aggregate stated value of the Convertible and Redeemable Series A-2 Preferred Stock and (ii) all of the Convertible and Redeemable Series A-2 Preferred Stock then outstanding) of the outstanding Convertible and Redeemable Series A-2 Preferred Stock in cash. In the event the Company redeems all or a portion of the Convertible and Redeemable Series A-2 Preferred Stock prior to the three year anniversary of the issuance date, such redemption amount shall include stated value, accrued but unpaid dividends and a make whole payment such that the aggregate redemption amount reflects three years of dividends.

With respect to any redemption of any share of the Convertible and Redeemable Series A-2 Preferred Stock prior to the third-year anniversary, the Company is subject to a make whole penalty in which the holders of the Convertible and Redeemable Series A-2 Preferred Stock are guaranteed a minimum repayment equal to outstanding redeemed stated value plus three years of dividends accrued or accruable thereon.

The Convertible and Redeemable Series A-2 Preferred Stock does not meet the definition of a liability pursuant to “ASC 480- Distinguishing Liabilities from Equity.” However, as (i) the instrument is redeemable upon a change of control as defined in the certificate of designations governing the terms of the Convertible and Redeemable Series A-2 Preferred Stock, and (ii) the Company cannot assert it would have sufficient authorized and unissued shares of common stock to settle all future conversion requests due to the variable conversion terms, the instrument is redeemable upon the occurrence of events that are not solely within the control of the Company, and therefore the Company classifies the Convertible and Redeemable Series A-2 Preferred Stock as mezzanine equity. Subsequent adjustment of the carrying value of the instrument is required if the instrument is probable of becoming redeemable. As of September 30, 2020, the Company has determined that a change of control is not probable. Additionally, as of September 30, 2020, the Company has determined that it is not probable that there will be a future conversion request that the Company is unable to settle with authorized and issued shares based on the Company’s current stock price and available shares as well as the Company’s monitoring efforts to ensure there are a sufficient number of shares available to settle any conversion request. Therefore, as of September 30, 2020, the Company has determined that the instrument is not probable of becoming redeemable, and does not believe subsequent adjustment of the carrying value of the instrument will be necessary. The Convertible and Redeemable Series A-2 Preferred Stock had an aggregate liquidation preference of $182.2 million as of September 30, 2020.

The Convertible and Redeemable Series A-2 Preferred Stock contains embedded features that are required to be bifurcated and are subject to separate accounting treatment from the instrument itself. At issuance, these embedded features consisted of (i) a contingent dividend feature associated with the decrease in the dividend rate upon an IPO and (ii) a conversion option of the preferred shares to shares of common stock beginning on the fourth-year anniversary of the issuance date. Upon the Company’s IPO, the embedded derivative only consisted of the conversion option. As of September 30, 2020, this conversion embedded feature had a net fair value of $18.1 million. The change in value of $26.7 million and $27.4 million for the three and nine months ended September 30, 2020 was recorded to other expense.